Treasury Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Repurchase of ordinary shares	$ 9,480,179	$ 12,283,426	$ 2,499,167
Repurchase Plan, Group
Number of shares repurchased	83,854,891	80,311,250
Cancellation of treasury shares	135,205,591